Statement of Income (Including Gross Margin) (USD $)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011
Statement of Income (Including Gross Margin)
Depreciation, Depletion and Amortization, Nonproduction	$ 145	$ 234	$ 234